Staff costs and Directors Remuneration (Schedule of Directors’ Remuneration) (Details)	12 Months Ended
Dec. 31, 2020 USD ($) shares
Gerald O'Shaughnessy [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	$ 325,000
Director Fees Paid as Shares | shares	0
James F. Park [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	$ 1,300,000
Director Fees Paid as Shares | shares	0
Pedro Aylwin [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Director Fees Paid as Shares | shares	0
Juan Cristobal Pavez [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	$ 122,719
Director Fees Paid as Shares | shares	7,465
Carlos Gulisano [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	$ 162,497
Director Fees Paid as Shares | shares	9,002
Robert Bedingfield [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	$ 185,628
Director Fees Paid as Shares | shares	14,592
Jamie Coulter [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	$ 111,031
Director Fees Paid as Shares | shares	6,874
Constantine Papadimitriou [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	$ 176,875
Director Fees Paid as Shares | shares	13,967
Somit Varma [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	$ 35,624
Director Fees Paid as Shares | shares	4,152
Sylvia Escovar Gomez [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	$ 35,624
Director Fees Paid as Shares | shares	4,152
Executive Directors' Fees [Member] | Gerald O'Shaughnessy [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	$ 325,000
Executive Directors' Fees [Member] | James F. Park [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	650,000
Annual bonus approved	800,000
Executive Directors' Fees [Member] | Pedro Aylwin [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0
Executive Directors' Fees [Member] | Juan Cristobal Pavez [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0
Executive Directors' Fees [Member] | Carlos Gulisano [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0
Executive Directors' Fees [Member] | Robert Bedingfield [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0
Executive Directors' Fees [Member] | Jamie Coulter [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0
Executive Directors' Fees [Member] | Constantine Papadimitriou [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0
Executive Directors' Fees [Member] | Somit Varma [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0
Executive Directors' Fees [Member] | Sylvia Escovar Gomez [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0
Executive Directors' Bonus [Member] | Gerald O'Shaughnessy [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0
Executive Directors' Bonus [Member] | James F. Park [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	650,000
Annual bonus approved	798,698
Cash paid for annual bonus	650,000
Executive Directors' Bonus [Member] | Pedro Aylwin [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0
Executive Directors' Bonus [Member] | Juan Cristobal Pavez [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0
Executive Directors' Bonus [Member] | Carlos Gulisano [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0
Executive Directors' Bonus [Member] | Robert Bedingfield [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0
Executive Directors' Bonus [Member] | Jamie Coulter [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0
Executive Directors' Bonus [Member] | Constantine Papadimitriou [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0
Executive Directors' Bonus [Member] | Somit Varma [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0
Executive Directors' Bonus [Member] | Sylvia Escovar Gomez [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0
Non-Executive Directors' Fees [Member] | Gerald O'Shaughnessy [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0
Non-Executive Directors' Fees [Member] | James F. Park [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0
Non-Executive Directors' Fees [Member] | Pedro Aylwin [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0
Non-Executive Directors' Fees [Member] | Juan Cristobal Pavez [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	27,500
Non-Executive Directors' Fees [Member] | Carlos Gulisano [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	62,500
Non-Executive Directors' Fees [Member] | Robert Bedingfield [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	27,500
Non-Executive Directors' Fees [Member] | Jamie Coulter [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	22,500
Non-Executive Directors' Fees [Member] | Constantine Papadimitriou [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	25,000
Non-Executive Directors' Fees [Member] | Somit Varma [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0
Non-Executive Directors' Fees [Member] | Sylvia Escovar Gomez [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	$ 0